CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 5,530,257	$ 847,549	¥ 11,672,024	¥ 13,015,225
Operating cost and expenses:
Cost of revenues	(3,939,997)	(603,830)	(9,249,474)	(10,706,596)
Fulfilment	(450,104)	(68,981)	(965,883)	(1,162,051)
Sales and marketing	(806,140)	(123,546)	(1,187,462)	(955,128)
Technology and content	(202,817)	(31,083)	(315,167)	(143,645)
General and administrative	(261,877)	(40,135)	(277,487)	(147,208)
Total operating cost and expenses	(5,660,935)	(867,575)	(11,995,473)	(13,114,628)
Other operating income	33,218	5,091	68,646	7,048
Loss from operations	(97,460)	(14,935)	(254,803)	(92,355)
Financial income/(expense), net	(8,571)	(1,314)	121,370	46,068
Foreign exchange loss, net	(919)	(141)	(12,397)	(685)
Other non-operating income/(loss), net	(1,610)	(247)	8,497	0
Loss before income tax expense, and equity in income of affiliates, net of tax	(108,560)	(16,637)	(137,333)	(46,972)
Income tax (expense)/benefit	(39,298)	(6,022)	16,720	(12,346)
Equity in income/(loss) of affiliates, net of tax	(3,834)	(586)	(3,221)	2,992
Net loss	(151,692)	(23,245)	(123,834)	(56,326)
Less: net income/(loss) attributable to non- controlling interests shareholders	(5,346)	(819)	1,928	3,362
Net loss attributable to YUNJI INC.	(146,346)	(22,426)	(125,762)	(59,688)
Accretion on convertible redeemable preferred shares to redemption value			(1,532,013)	(2,187,633)
Re-designation to Series A convertible redeemable preferred shares from Initial Ordinary Shareholders' contribution, including beneficial conversion feature				(60,796)
Deemed dividend from preferred shareholders				107
Net loss attributable to ordinary shareholders	(146,346)	(22,426)	(1,657,775)	(2,308,010)
Net loss	(151,692)	(23,245)	(123,834)	(56,326)
Other comprehensive income
Foreign currency translation adjustment	(79,411)	(12,170)	33,298	55,565
Total comprehensive loss	(231,103)	(35,415)	(90,536)	(761)
Less: total comprehensive income/(loss) attributable to non-controlling interests shareholders	(5,346)	(819)	1,928	3,362
Total comprehensive loss attributable to YUNJI INC.	(225,757)	(34,596)	(92,464)	(4,123)
Net loss attributable to ordinary shareholders	¥ (146,346)	$ (22,426)	¥ (1,657,775)	¥ (2,308,010)
Weighted average number of ordinary shares used in computing net loss per share, basic and diluted | shares	2,125,906,398	2,125,906,398	1,818,487,917	1,165,136,438
Net loss per share attributable to ordinary shareholders
—Basic | (per share)	¥ (0.07)	$ (0.01)	¥ (0.91)	¥ (1.98)
—Diluted | (per share)	¥ (0.07)	$ (0.01)	¥ (0.91)	¥ (1.98)
Sales of merchandise, net
Revenues:
Total revenues	¥ 4,829,397	$ 740,138	¥ 10,548,322	¥ 11,388,425
Membership program revenue
Revenues:
Total revenues	42,438	6,503	776,839	1,552,437
MarketPlace Revenue
Revenues:
Total revenues	599,895	91,938	311,914
Other revenues
Revenues:
Total revenues	¥ 58,527	$ 8,970	¥ 34,949	¥ 74,363